Document and Entity Information	Oct. 19, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Navitas Semiconductor Corp
Amendment Flag	true
Entity Central Index Key	0001821769
Document Type	8-K/A
Document Period End Date	Oct. 19, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39755
Entity Tax Identification Number	85-2560226
Entity Address, Address Line One	22 Fitzwilliam Square South
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 FH68
City Area Code	(844)
Local Phone Number	654-2642
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On October 25, 2021, Navitas Semiconductor Corporation (f/k/a Live Oak Acquisition Corp. II (“LOKB”)) (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “SEC”) (the “Original Report”) to report various matters related to the consummation of its Business Combination (as defined in the Original Report) with Navitas Semiconductor Limited, a private company limited by shares organized under the laws of Ireland (“Navitas Ireland”) with a dual existence as a domesticated limited liability company in the State of Delaware as Navitas Semiconductor Ireland, LLC (“Navitas Delaware”, and together with Navitas Ireland, “Legacy Navitas”) pursuant to that certain business combination agreement and plan of reorganization (the “Business Combination Agreement”), dated as of May 6, 2021, by and among LOKB, Live Oak Merger Sub Inc., a Delaware corporation and a wholly owned direct subsidiary of LOKB (“Merger Sub”), and Legacy Navitas. The Company is filing this Amended Report on Form 8-K/A (the “Amended Report”) solely to (a) amend and restate Item 2.01 to include the unaudited condensed consolidated financial statements of Legacy Navitas as of September 30, 2021 and for the three and nine months ended September 30, 2021 and 2020 in Exhibit 99.4 and the related management’s discussion and analysis of the financial condition and results of operation of Legacy Navitas in Exhibit 99.3, (b) amend and restate Item 5.02 to correct a typographical error relating to the Incentive Plan (as defined in the Original Report) which included the reserved share number under the Prior Plan (as defined in the Incentive Plan) pre-conversion, and (c) correct the related typographical error in the Incentive Plan filed as Exhibit 10.5. Except as stated in this Explanatory Note, no other information contained in the Original Report is being changed. Accordingly, this Amended Report consists only of the facing page, this Explanatory Note, the entirety of the updated Items 2.01, 5.02 and 9.01, the related new exhibits, and the signature page. This Amended Report speaks as of the original filing date of the Original Report and does not modify or update in any way disclosures made in the Original Report. Capitalized terms used but not defined herein have the meanings ascribed to them in the Original Report.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	NVTS
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to receive one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	NVTSW
Security Exchange Name	NASDAQ